SCHEDULE OF CHANGES IN THE NUMBER OF TREASURY SHARES (Details) - JPY (¥) ¥ in Thousands	6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance, shares	21,652,110,000	20,374,500,000	20,374,500,000	20,374,500,000
Balance, shares	21,652,110,000	20,847,690,000	21,652,110,000	20,374,500,000
Treasury Stock, Common [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance, shares	23,658	23,658	23,658	1,450,500
Sales of treasury shares				¥ (1,426,842)
Balance, shares	23,658	23,658	23,658	23,658